Salaries and payroll taxes	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Salaries and payroll taxes
Note 24. Salaries and payroll taxes

	As of December 31, 2021	As of December 31, 2020
Current

Provision for gratifications and bonus	12,102	7,029
Salaries and social security contributions	5,389	4,479

Total current	17,491	11,508